Note 4(c) - Vessels Held for Sale	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Assets Held for Sale [Text Block]
4.c	Vessels held for sale:

On April 20, 2021 the Company entered into an agreement to sell the M/T Nord Valiant to an unaffiliated party, as this was the only vessel of the fleet that did not have scrubbers fitted. Consequently the Company has treated the vessel as a Vessel held for sale and has classified it as a current asset measured at the lower of the carrying amount and fair value less costs to sell, as determined by the Memorandum of Agreement of the sale. The related loan was also classified as short term in a separate balance sheet line from the other non-current portion of debt. The Company has recognized an impairment charge of $1,160 to reduce the vessel’s carrying value to its fair value less costs to sell in the accompanying unaudited interim condensed consolidated statements of comprehensive (loss) / income. As of June 30, 2021 the M/T Nord Valiant’s new deemed cost and carrying amount after the impairment charge is $25,887. The vessel was sold on September 1, 2021 to an unrelated third party for gross proceeds of $26,350.